Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The composition of income tax expense for the years ended December 31, 2021, 2020, and 2019 was as follows:

(in thousands)	2021	2020	2019
Current:
Federal	$5,351	$4,268	$3,830
State	630	—	—
Total current	5,981	4,268	3,830
Deferred:
Federal	(284)	(1,085)	(7)
State	—	—	—
Total deferred	(284)	(1,085)	(7)
Total income tax expense	$5,697	$3,183	$3,823
Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2021, 2020, and 2019 are as follows:

	2021		2020		2019
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$28,214		$17,476		$19,937
Tax at statutory federal income tax rate	$5,925	21.00%	$3,670	21.00%	$4,187	21.00%
Tax-exempt income, net	(733)	(2.60)	(487)	(2.79)	(408)	(2.04)
State income tax, net of federal tax benefit	498	1.76	—	—	—	—
Other, net	7	0.03	—	—	44	0.22
Provision for income tax expense	$5,697	20.19%	$3,183	18.21%	$3,823	19.18%
Income taxes as a percentage of earnings before income taxes as reported in the consolidated financial statements were 20.2% for the year ended December 31, 2021 compared to 18.2% and 19.2% for the years ended December 31, 2020 and 2019, respectively.
The increase in the effective tax rate for the year ended December 31, 2021 compared to the year ended December 31, 2020 was primarily attributable to an increase in earnings and an increase in state taxes attributed to elevated earnings. The decrease in the effective tax rate for the year ended December 31, 2020 compared to the year ended December 31, 2019 was primarily attributable to tax-free revenues having a greater impact on pre-tax income due to the reduced level of earnings in 2020. The effective tax rate for each of years ended December 31, 2021, 2020, and 2019, respectively, is lower than the U.S. federal statutory rate of 21% primarily due to tax-free revenues.
Also included in the effective tax rate for the year ended December 31, 2021 is a $25,000 benefit associated with a historic tax credit investment. The investment is expected to generate a $321,000 tax benefit over the life of the project and is being recognized under the deferral method of accounting. During 2021, the Company recognized a $4.0 million current tax benefit associated with the historic tax credits, partially offset by a $3.7 million current tax expense associated with the write-off of the investment. The Company recorded deferred income in the amount of $289,000, a $7,000 deferred tax liability, and a $25,000 net tax benefit within the income tax expense.
The components of deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 were as follows:

(in thousands)	2021	2020
Deferred tax assets:
Allowance for loan losses	$2,961	$2,927
Pension	262	1,233
Other real estate owned	611	550
Deferred loan fees	401	563
Lease liability	386	449
Intangible assets	20	22
Accrued / deferred compensation	581	530
Other	392	368
Total deferred tax assets	$5,614	$6,642
Deferred tax liabilities:
Premises and equipment	$428	$553
Mortgage servicing rights	558	514
Deferred loan costs	327	288
Right-of-use asset	378	443
Prepaid expenses	409	359
Securities	117	900
Other	5	8
Total deferred tax liabilities	2,222	3,065
Net deferred tax assets	$3,392	$3,577
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2021. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible.
The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2021 and 2020, respectively, the Company did not have any uncertain tax provisions, and did not record any related tax liabilities.